Voya Balanced Income Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			12.46%	3.63%	4.66%
Performance Inception Date		Dec. 29, 2006
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class ADV | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.14%	4.70%	5.34%
Class ADV | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class ADV | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		24.51%	14.28%	12.87%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.00%	4.23%	5.27%
Performance Inception Date		Apr. 28, 2006
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class I | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.14%	4.70%	5.34%
Class I | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class I | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		24.51%	14.28%	12.87%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			12.79%	3.97%	5.03%
Performance Inception Date		Apr. 28, 2006
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class S | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.14%	4.70%	5.34%
Class S | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class S | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		24.51%	14.28%	12.87%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			12.66%	3.83%	4.87%
Performance Inception Date		May 03, 2006
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
Class S2 | 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.14%	4.70%	5.34%
Class S2 | MSCI EAFE® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		3.82%	4.73%	5.20%
Class S2 | Russell 1000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		24.51%	14.28%	12.87%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmarks from the 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000® Index; 10% MSCI EAFE® Index to the MSCI All Country World Index (“MSCI ACWI”) and Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the 60% Bloomberg U.S. Aggregate Bond Index; 30% Russell 1000 ® Index; 10% MSCI EAFE ® Index as an additional benchmark that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns for the Bloomberg U.S. Aggregate Bond Index and the Russell 1000® Index do not reflect deductions for fees, expenses, or taxes. The index returns for the MSCI ACWI and the MSCI EAFE® Index include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.